Utopia Funds
111 Cass Street
Traverse City, Michigan 49684

January 31, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Utopia Funds

File Nos.	333-127721
811-21798

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective January 26, 2007, do not differ from those filed in the Post-Effective Amendment No. 1 on January 26, 2007, which was filed electronically.

Sincerely,

/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt
Chief Financial Officer and Treasurer